Loss Per Share - Summary of Basic and Diluted Net Loss Per Share (Details) - USD ($)	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Numerator:
Net loss attributable to ordinary shareholders	$ (148,640,670)	$ (75,717,598)
Denominator:
Weighted average number of ordinary shares-basic and diluted	63,189,214	50,801,993
Net loss per share-basic and diluted	$ (2.35)	$ (1.49)